MUTUAL OF AMERICA

                             SEPARATE ACCOUNT NO. 2
                                  ANNUAL REPORT

                                DECEMBER 31, 2001

   This report is not to be construed as an offering for sale of any Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                MUTUAL OF AMERICA

                             Separate Account No. 2
                                  Annual Report
                                December 31, 2001

Dear Participant:

      We are pleased to send you the 2001 Annual Report of Mutual of America's Separate Account No. 2. This Account is an investment vehicle for participants in our Tax-Deferred Annuity, Voluntary Employee Contributions, and Individual Retirement Annuity programs, Thrift and Section 457 Deferred Compensation Plans, as well as for Flexible Premium Annuity policyholders. Separate Account No. 2 consists of seventeen distinct funds. Each invests in shares of one of nine funds of Mutual of America Investment Corporation (the "Investment Company"): the Money Market, All America, Equity Index, Mid-Cap Equity Index, Bond,
Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Funds; three portfolios of Scudder Variable Series I (formerly, Scudder Variable Life
Investment Fund) ("Scudder"): the Bond, Capital Growth and International Portfolios; the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert"); the Equity-Income Portfolio of Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP"); and the Contrafund Portfolio and Asset Manager Portfolio of Fidelity Investments Variable Insurance Products Fund II ("Fidelity VIP II").

      Each of the funds of Separate Account No. 2 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert, portfolio of Fidelity VIP and portfolio of Fidelity VIP II. The investment results of each of the funds of Separate Account No. 2 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert, Fidelity VIP and Fidelity VIP II.

      The investment objectives and primary investments of the funds and portfolios in which the Separate Account Funds invest are summarized as follows:

      Investment Company Money Market Fund: This Fund seeks to realize high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

      Investment Company All America Fund: This Fund seeks to outperform the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index") by investing in a diversified portfolio of primarily common stocks. The Fund invests approximately 60% of its assets (the "Indexed Assets") to provide investment results that correspond to the performance of the S&P 500 Index. The remaining approximately 40% of its assets (the "Active Assets") seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market. ("Standard & Poor's", "S&P" and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.)

      Investment   Company  Equity  Index  Fund:  This  Fund  seeks  to  provide investment results that correspond to the performance of the S&P 500 Index by investing primarily in the common stocks that comprise the S&P 500 Index.

      Investment Company Mid-Cap Equity Index Fund: This Fund seeks to provide investment results that correspond to the performance of the S&P MidCap 400 Index by investing primarily in the common stocks that comprise the S&P MidCap 400 Index. ("S&P MidCap 400" is a trademark of The McGraw-Hill Companies, Inc.)

      Investment Company Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities.

      Investment Company Short-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities and money market instruments. The average maturity of the Fund is between one and three years.

      Investment Company Mid-Term Bond Fund: This Fund seeks as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities. The average maturity of the Fund is between three and seven years.

      Investment Company Composite Fund: This Fund seeks to achieve, as high a total rate of return, through both appreciation of capital and current income, as is believed consistent with prudent investment risk, by investing in a diversified portfolio of publicly-traded common stocks, bonds and money market instruments.

      Investment Company Aggressive Equity Fund: This Fund's investment objective is capital appreciation, by investing in companies believed to possess above-average growth potential and in companies believed to possess valuable assets or whose securities are believed to be undervalued in the marketplace.

      Scudder Bond Portfolio: This Portfolio seeks a high level of income consistent with a high quality portfolio of debt securities.

      Scudder Capital Growth Portfolio: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

      Scudder International Portfolio: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities.

      American Century VP Capital Appreciation Fund: This Fund seeks capital growth by investing primarily in common stocks that meet certain fundamental and technical standards and are considered by the Fund's management to have better-than-average prospects for appreciation.

      Calvert Social Balanced Portfolio: This Portfolio seeks a competitive total return through an actively managed, non-diversified portfolio of stocks, bonds and money market instruments that offer income and growth opportunity and satisfy the social concern criteria established for the Portfolio.

      Fidelity VIP Equity-Income Portfolio: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities, while considering the potential for capital appreciation, and it also seeks to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500 Index.

      Fidelity VIP II Contrafund Portfolio: This Portfolio seeks capital appreciation over the long term by investing in securities of companies whose value, the Portfolio's adviser believes, is not fully recognized by the public. These securities may be issued by domestic or foreign companies and many may not be well known. The Portfolio normally invests primarily in common stocks.

      Fidelity VIP II Asset Manager Portfolio: This Portfolio seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term/money market instruments, with an expected "neutral mix" over the long term of 10% in short-term/money market instruments, 40% in bonds and 50% in stocks.

      For the year ended December 31, 2001, the following total returns were experienced in these seventeen Separate Account Funds:

          Investment Company Money Market Fund(1) ....................    + 3.0%
          Investment Company All America Fund ........................    -18.1%
          Investment Company Equity Index Fund .......................    -13.0%
          Investment Company Mid-Cap Equity Index Fund ...............    - 2.0%
          Investment Company Bond Fund ...............................    + 7.8%
          Investment Company Short-Term Bond Fund ....................    + 6.5%
          Investment Company Mid-Term Bond Fund ......................    + 9.5%
          Investment Company Composite Fund ..........................    -11.8%
          Investment Company Aggressive Equity Fund ..................    -11.4%
          Scudder Bond Fund ..........................................    + 4.8%
          Scudder Capital Growth Fund ................................    -20.1%
          Scudder International Fund .................................    -31.5%
          American Century VP Capital Appreciation Fund ..............    -28.6%
          Calvert Social Balanced Fund ...............................    - 7.8%
          Fidelity VIP Equity-Income Fund ............................    - 5.7%
          Fidelity VIP II Contrafund .................................    -12.9%
          Fidelity VIP II Asset Manager Fund .........................    - 4.9%

----------
(1) The seven-day net annualized effective yield as of 2/19/02 was 0.6% and is not necessarily indicative of future actual yields.

      Total return is equal to the changes in the value of a unit of participation in a Fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results as presented are net of all asset-based expense charges based upon a hypothetical $1,000 invested at the beginning of the period. Deductions assessed through the redemption of units (such as the monthly service charge) are not included in the above total returns. Inclusion of such charges would result in a reduction in these total returns. Returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular Fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

      This report includes financial statements for each Fund of Separate Account No. 2. Accompanying this report are the financial statements for each similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP and Fidelity VIP II.

      Total Return Separate Account Performance Notes for extended time periods and other services are available by calling 1-800-468-3785.

      I hope you will find this report helpful and informative.

                                      Sincerely,

                                      /s/ Manfred Altstadt

                                      Manfred Altstadt
                                      Senior Executive Vice President
                                      and Chief Financial Officer,
                                      Mutual of America Life Insurance Company

                                    CONTENTS

                                                                           Page
                                                                           ----
Annual Report of Mutual of America Separate Account No. 2 ...............    1

   Statement of Assets and Liabilities ..................................    5

   Statement of Operations ..............................................    7

   Statements of Changes in Net Assets ..................................    9

   Financial Highlights .................................................   12

   Notes to Financial Statements ........................................   17

   Report of Independent Public Accountants .............................   19

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2001

                                                                              Investment Company
                                                   ------------------------------------------------------------------------
                                                                                                    Mid-Cap
                                                   Money Market    All America    Equity Index   Equity Index      Bond
                                                       Fund           Fund            Fund           Fund          Fund
                                                   -------------  -------------  --------------   -----------  ------------
ASSETS:
Investments in Mutual of America
   Investment Corporation
   at market value
   (Cost:
   Money Market Fund -- $62,810,625
   All America Fund -- $420,613,979
   Equity Index Fund -- $319,276,993
   Mid-Cap Equity Index Fund -- $62,358,052
   Bond Fund -- $80,033,527)
   (Notes 1 and 2) ...............................  $60,355,436    $351,770,291    $295,217,193  $62,275,084    $74,701,395
Due From (To) Mutual of America
   General Account ...............................    1,816,878      (5,268,656)     (2,182,587)    (380,615)         9,641
                                                    -----------    ------------    ------------  -----------    -----------
NET ASSETS .......................................  $62,172,314    $346,501,635    $293,034,606  $61,894,469    $74,711,036
                                                    ===========    ============    ============  ===========    ===========
UNIT VALUE AT DECEMBER 31, 2001 ..................  $      2.28    $       7.74    $       2.67  $      1.25    $      3.57
                                                    ===========    ============    ============  ===========    ===========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2001 .............................   27,210,283      44,755,285     109,579,770   49,342,442     20,932,251
                                                    ===========    ============    ============  ===========    ===========

                                                                     Investment Company
                                                  ----------------------------------------------------------
                                                                                               Aggressive
                                                   Short-Term    Mid-Term       Composite        Equity
                                                    Bond Fund    Bond Fund        Fund            Fund
                                                  ------------  -----------  --------------- --------------
ASSETS:
Investments in Mutual of America
   Investment Corporation
   at market value
   (Cost:
   Short-Term Bond Fund -- $11,564,859
   Mid-Term Bond Fund -- $31,709,095
   Composite Fund -- $304,086,253
   Aggressive Equity Fund -- $220,753,658)
   (Notes 1 and 2) ............................   $11,365,234   $31,480,205    $246,229,195    $198,703,682
Due From (To) Mutual of America
   General Account ............................        28,485       187,263         239,970     (10,774,865)
                                                  -----------   -----------    ------------    ------------
NET ASSETS ....................................   $11,393,719   $31,667,468    $246,469,165    $187,928,817
                                                  ===========   ===========    ============    ============
UNIT VALUE AT DECEMBER 31, 2001 ...............   $      1.46   $      1.51         $  4.87         $  2.47
                                                  ===========   ===========    ============    ============

NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2001 ..........................     7,825,050    21,034,686      50,607,243      76,011,207
                                                  ===========   ===========    ============    ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2001

                                                                                                     American
                                                                        Scudder                       Century
                                                      -------------------------------------------  ------------
                                                                      Capital                       VP Capital
                                                         Bond         Growth       International   Appreciation
                                                         Fund          Fund            Fund            Fund
                                                      ----------   -------------   -------------   ------------
ASSETS:
Investments in Scudder Portfolios and American
   Century VP Capital Appreciation Fund
   at market value
   (Cost:
   Scudder Bond Fund-- $36,178,226
   Scudder Capital Growth Fund-- $415,551,720
   Scudder International Fund-- $103,274,646
   American Century VP Capital Appreciation
   Fund-- $117,780,592)
   (Notes 1 and 2) ................................   $36,511,989   $374,139,936    $104,606,926    $82,227,177
Due From (To) Mutual of America General Account ...         2,682         36,557         (89,393)      (431,596)
                                                      -----------   ------------    ------------    -----------
NET ASSETS ........................................   $36,514,671   $374,176,493    $104,517,533    $81,795,581
                                                      ===========   ============    ============    ===========
UNIT VALUE AT DECEMBER 31, 2001 ...................   $     14.60   $      34.34    $      13.72    $     13.44
                                                      ===========   ============    ============    ===========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2001 ..............................     2,500,347     10,896,262       7,619,340      6,085,758
                                                      ===========   ============    ============    ===========

                                                         Calvert                      Fidelity
                                                       ----------  ----------------------------------------------
                                                         Social          VIP           VIP II          VIP II
                                                        Balanced    Equity-Income      Contra       Asset Manager
                                                          Fund          Fund            Fund            Fund
                                                       ----------  --------------   ------------   --------------
ASSETS:
Investments in Calvert Social Balanced
Portfolio and Fidelity Portfolios at market value
   (Cost:
   Calvert Social Balanced Fund -- $56,814,671
   VIP Equity-Income Fund -- $138,276,120
   VIP II Contra Fund -- $242,332,509
   VIP II Asset Manager Fund -- $56,711,912)
   (Notes 1 and 2) ..................................  $52,043,199   $139,499,647    $225,008,004    $50,555,131
Due From (To) Mutual of America General Account .....        1,564          7,380          22,662          1,164
                                                       -----------   ------------    ------------    -----------
NET ASSETS ..........................................  $52,044,763   $139,507,027    $225,030,666    $50,556,295
                                                       ===========   ============    ============    ===========
UNIT VALUE AT DECEMBER 31, 2001 .....................  $      2.98   $      32.63    $      25.88    $     23.91
                                                       ===========   ============    ============    ===========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2001 ................................   17,463,109      4,275,301       8,695,348      2,114,062
                                                       ===========   ============    ============    ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                       Investment Company
                                                   -----------------------------------------------------------
                                                                                                     Mid-Cap
                                                   Money Market    All America    Equity Index    Equity Index
                                                       Fund           Fund            Fund            Fund
                                                   ------------    -----------    ------------    ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ..............................   $3,140,711    $  1,439,385    $  9,769,260     $ 1,448,355
                                                    ----------    ------------    ------------     -----------
Expenses (Note 3):
   Fees and administrative expenses .............      640,811       3,625,040       2,938,455         515,267
                                                    ----------    ------------    ------------     -----------
NET INVESTMENT INCOME (LOSS) ....................    2,499,900      (2,185,655)      6,830,805         933,088
                                                    ----------    ------------    ------------     -----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ......      373,859     (22,395,259)     (7,074,495)     (3,444,435)
   Net unrealized appreciation (depreciation)
      of investments ............................   (1,239,836)    (56,545,425)    (43,517,114)        857,864
                                                    ----------    ------------    ------------     -----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ...................     (865,977)    (78,940,684)    (50,591,609)     (2,586,571)
                                                    ----------    ------------    ------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ....................   $1,633,923    $(81,126,339)   $(43,760,804)    $(1,653,483)
                                                    ==========    ============    ============     ===========

                                                                             Investment Company
                                                    -------------------------------------------------------------------
                                                                                                            Aggressive
                                                       Bond     Short-Term    Mid-Term       Composite        Equity
                                                       Fund      Bond Fund    Bond Fund        Fund            Fund
                                                       ----     ----------    ---------      ---------      -----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ..............................   $6,617,000    $582,585    $1,022,262   $  9,807,375        $870,193
                                                    ----------    --------    ----------   ------------        --------
Expenses (Note 3):
   Fees and administrative expenses .............      672,977     103,186       195,971      2,611,134       1,761,240
                                                    ----------    --------    ----------   ------------        --------
NET INVESTMENT INCOME (LOSS) ....................    5,944,023     479,399       826,291      7,196,241        (891,047)
                                                    ----------    --------    ----------   ------------        --------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ......       60,056      30,109        (3,359)    (3,795,954)     (7,383,838)
                                                    ----------    --------    ----------   ------------        --------
   Net unrealized appreciation (depreciation)
      of investments ............................   (1,869,490)      6,805       372,921    (38,071,879)    (15,755,686)
                                                    ----------    --------    ----------   ------------        --------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ...................   (1,809,434)     36,914       369,562    (41,867,833)    (23,139,524)
                                                    ----------    --------    ----------   ------------        --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ....................   $4,134,589    $516,313    $1,195,853   $(34,671,592)   $(24,030,571)
                                                    ==========    ========    ==========   ============    ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                     Scudder                     American Century
                                                    -------------------------------------------  ----------------
                                                                    Capital                         VP Capital
                                                      Bond          Growth        International    Appreciation
                                                      Fund           Fund             Fund             Fund
                                                      ----          ------        -------------    ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ..............................   $1,359,100    $ 52,211,323    $ 26,592,992    $ 36,848,619
                                                    ----------    ------------    ------------    ------------
Expenses (Note 3):
   Fees and administrative expenses .............      357,825       3,746,509       1,310,198         678,593
                                                    ----------    ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS) ....................    1,001,275      48,464,814      25,282,794      36,170,026
                                                    ----------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ......      125,100      (4,811,108)    (62,787,414)    (36,993,685)
                                                    ----------    ------------    ------------    ------------
   Net unrealized appreciation (depreciation)
      of investments ............................      208,106    (141,951,662)        (96,661)    (35,153,199)
                                                    ----------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ...................      333,206    (146,762,770)    (62,884,075)    (72,146,884)
                                                    ----------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ....................   $1,334,481    $(98,297,956)   $(37,601,281)   $(35,976,858)
                                                    ==========    ============    ============    ============

                                                      Calvert                       Fidelity
                                                    -----------   --------------------------------------------
                                                      Social           VIP           VIP II         VIP II
                                                     Balanced     Equity-Income      Contra      Asset Manager
                                                       Fund           Fund            Fund           Fund
                                                    -----------   -------------    ---------     -------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ..............................    $2,917,691     $8,511,854      $8,352,295     $2,639,804
                                                    -----------    -----------    ------------    -----------
Expenses (Note 3):
   Fees and administrative expenses .............       559,749      1,257,750       1,927,079        472,576
                                                    -----------    -----------    ------------    -----------
NET INVESTMENT INCOME (LOSS) ....................     2,357,942      7,254,104       6,425,216      2,167,228
                                                    -----------    -----------    ------------    -----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ......       (65,047)       105,131        (902,001)      (302,504)
                                                    -----------    -----------    ------------    -----------
   Net unrealized appreciation (depreciation)
      of investments ............................    (6,707,309)   (15,869,540)    (39,194,765)    (4,281,541)
                                                    -----------    -----------    ------------    -----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ...................    (6,772,356)   (15,764,409)    (40,096,766)    (4,584,045)
                                                    -----------    -----------    ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ....................   $(4,414,414)   $(8,510,305)   $(33,671,550)   $(2,416,817)
                                                    ===========    ===========    ============    ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENT OF CHANGES IN NET ASSETS
                      FOR THE YEARS ENDED DECEMBER 31, 2001

                                                                        Investment Company
                                      ----------------------------------------------------------------------------------------
                                            Money Market Fund           All America Fund                Equity Index Fund
                                      --------------------------  ----------------------------     ---------------------------
                                          2001          2000          2001            2000             2001          2000
                                      ------------  ------------  -----------     ------------     -----------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ....  $ 2,499,900   $ 1,750,670    $(2,185,655)   $ 92,320,593     $ 6,830,805   $ 28,333,061
                                      -----------   -----------   ------------    ------------    ------------   ------------
   Net realized gain (loss)
      on investments ...............      373,859     1,280,092    (22,395,259)     29,944,034      (7,074,495)    15,628,670
   Net unrealized appreciation
      (depreciation) of investments    (1,239,836)     (502,312)   (56,545,425)   (152,033,556)    (43,517,114)   (81,907,504)
                                      -----------   -----------   ------------    ------------    ------------   ------------
Net Increase (Decrease) in net
   assets resulting from operations     1,633,923     2,528,450    (81,126,339)    (29,768,929)    (43,760,804)   (37,945,773)
                                      -----------   -----------   ------------    ------------    ------------   ------------
From Unit Transactions:
   Contributions ...................    9,857,954     9,480,481     33,024,429      41,671,356      45,416,300     56,036,157
   Withdrawals .....................   (8,786,122)  (10,640,199)   (31,796,681)    (45,092,997)    (27,032,811)   (40,831,811)
   Net transfers ...................    2,569,154    11,749,985    (26,460,068)      3,440,680     (19,529,088)   (23,936,379)
                                      -----------   -----------   ------------    ------------    ------------   ------------
Net Increase (Decrease)
   from unit transactions ..........    3,640,986    10,590,267    (25,232,320)         19,039      (1,145,599)    (8,732,033)
                                      -----------   -----------   ------------    ------------    ------------   ------------
NET INCREASE (DECREASE) IN
   NET ASSETS ......................    5,274,909    13,118,717   (106,358,659)    (29,749,890)    (44,906,403)   (46,677,806)
NET ASSETS
Beginning of Year ..................   56,897,405    43,778,688    452,860,294     482,610,184     337,941,009    384,618,815
                                      -----------   -----------   ------------    ------------    ------------   ------------
End of Year ........................  $62,172,314   $56,897,405   $346,501,635    $452,860,294    $293,034,606   $337,941,009
                                      ===========   ===========   ============    ============    ============   ============

                                                                       Investment Company
                                        --------------------------------------------------------------------------------
                                              Mid-Cap Equity
                                               Index Fund                  Bond Fund             Short-Term Bond Fund
                                        -------------------------  -------------------------  --------------------------
                                            2001         2000         2001          2000          2001         2000
                                        ------------ ------------  -----------  ------------   ----------- -------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ......    $ 933,088   $ 2,747,724  $ 5,944,023   $ 2,845,767     $ 479,399    $ 300,023
   Net realized gain (loss)
      on investments .................   (3,444,435)      538,349       60,056      (843,065)       30,109      (11,577)
   Net unrealized appreciation
      (depreciation) of investment ...      857,864    (1,184,967)  (1,869,490)    1,107,547         6,805       42,060
                                        -----------   -----------  -----------   -----------   -----------   ----------
Net Increase (Decrease) in net
   assets resulting from operations ..   (1,653,483)    2,101,106    4,134,589     3,110,249       516,313      330,506
                                        -----------   -----------  -----------   -----------   -----------   ----------
From Unit Transactions:
   Contributions .....................   12,409,482     4,777,324    9,693,340     6,158,750     2,016,915    1,221,778
   Withdrawals .......................   (4,248,566)   (2,042,853)  (4,942,549)   (5,519,701)     (954,190)    (641,732)
   Net transfers .....................    7,085,023    39,665,365   19,791,428    (1,616,145)    3,458,228      828,968
                                        -----------   -----------  -----------   -----------   -----------   ----------
Net Increase (Decrease) from unit
   transactions ......................   15,245,939    42,399,836   24,542,219      (977,096)    4,520,953    1,409,014
                                        -----------   -----------  -----------   -----------   -----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS    13,592,456    44,500,942   28,676,808     2,133,153     5,037,266    1,739,520
NET ASSETS:
Beginning of Year ....................   48,302,013     3,801,071   46,034,228    43,901,075     6,356,453    4,616,933
                                        -----------   -----------  -----------   -----------   -----------   ----------
End of Year ..........................  $61,894,469   $48,302,013  $74,711,036   $46,034,228   $11,393,719   $6,356,453
                                        ===========   ===========  ===========   ===========   ===========   ==========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENT OF CHANGES IN NET ASSETS
                      FOR THE YEARS ENDED DECEMBER 31, 2001

                                                                           Investment Company
                                           ---------------------------------------------------------------------------------
                                               Mid-Term Bond Fund           Composite Fund          Aggressive Equity Fund
                                           --------------------------  -------------------------  --------------------------
                                                2001         2000         2001          2000          2001         2000
                                            ------------ ------------  -----------  ------------   ----------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ...........    $826,291     $ 400,624  $ 7,196,241  $ 44,266,532     $(891,047)$ 35,008,899
   Net realized gain (loss)
      on investments ......................      (3,359)     (193,729)  (3,795,954)    3,397,858    (7,383,838)  15,478,368
   Net unrealized appreciation
     (depreciation) of investments ........     372,921        61,769  (38,071,879)  (52,693,172)  (15,755,686) (57,630,088)
                                             ----------     ---------  -----------   -----------   -----------  -----------
Net Increase (Decrease) in net
   assets resulting from operations .......   1,195,853       268,664  (34,671,592)   (5,028,782)  (24,030,571)  (7,142,821)
                                             ----------     ---------  -----------   -----------   -----------  -----------
From Unit Transactions:
   Contributions ..........................   3,991,577     1,470,364   20,389,579    24,361,112    29,654,051   33,346,415
   Withdrawals ............................  (1,742,890)   (1,354,253) (22,414,228)  (29,556,375)  (15,171,461) (20,309,778)
   Net transfers ..........................  20,077,123      (237,456) (17,453,088)   (5,404,431)  (11,994,681)  26,347,882
                                            -----------    ---------- ------------  ------------  ------------ ------------
Net Increase (Decrease) from unit
   transactions ...........................  22,325,810      (121,345) (19,477,737)  (10,599,694)    2,487,909   39,384,519
                                            -----------    ---------- ------------  ------------  ------------ ------------

NET INCREASE (DECREASE) IN NET ASSETS .....  23,521,663       147,319  (54,149,329)  (15,628,476)  (21,542,662)  32,241,698
NET ASSETS:
Beginning of Year .........................   8,145,805     7,998,486  300,618,494   316,246,970   209,471,479  177,229,781
                                            -----------    ---------- ------------  ------------  ------------ ------------
End of Year ............................... $31,667,468    $8,145,805 $246,469,165  $300,618,494  $187,928,817 $209,471,479
                                            ===========    ========== ============  ============  ============ ============

                                                                                 Scudder
                                           ---------------------------------------------------------------------------------
                                                    Bond Fund             Capital Growth Fund         International Fund
                                           --------------------------  -------------------------  --------------------------
                                                2001         2000         2001          2000          2001         2000
                                            ------------ ------------  -----------  ------------   ----------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) .........   $ 1,001,275   $   751,992   $ 48,464,814    $ 61,413,618  $ 25,282,794   $ 23,143,349
   Net realized gain (loss)
      on investments ....................       125,100      (177,508)    (4,811,108)     13,774,542   (62,787,414)   (17,383,177)
   Net unrealized appreciation
     (depreciation) of investments ......       208,106     1,190,971   (141,951,662)   (135,533,372)      (96,661)   (42,573,578)
                                            -----------   -----------   ------------    ------------  ------------   ------------
Net Increase (Decrease) in net
   assets resulting from operations .....     1,334,481     1,765,455    (98,297,956)    (60,345,212)  (37,601,281)   (36,813,406)
                                            -----------   -----------   ------------    ------------  ------------   ------------
From Unit Transactions:
   Contributions ........................     5,602,821     3,038,613     44,254,950      55,996,298    15,125,205     21,051,273
   Withdrawals ..........................    (4,108,526)   (2,317,634)   (31,221,077)    (56,195,249)  (11,526,032)   (20,939,499)
   Net Transfers ........................    10,975,432       378,187    (34,754,161)     (3,229,102)  (28,343,013)   (15,602,174)
                                            -----------   -----------   ------------    ------------  ------------   ------------
Net Increase (Decrease) from unit
   transactions .........................    12,469,727     1,099,166    (21,720,288)     (3,428,053)  (24,743,840)   (15,490,400)
                                            -----------   -----------   ------------    ------------  ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS ...    13,804,208     2,864,621   (120,018,244)    (63,773,265)  (62,345,121)   (52,303,806)
NET ASSETS:
Beginning of Year .......................    22,710,463    19,845,842    494,194,737     557,968,002   166,862,654    219,166,460
                                            -----------   -----------   ------------    ------------  ------------   ------------
End of Year .............................   $36,514,671   $22,710,463   $374,176,493    $494,194,737  $104,517,533   $166,862,654
                                            ===========   ===========   ============    ============  ============   ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENT OF CHANGES IN NET ASSETS
                      FOR THE YEARS ENDED DECEMBER 31, 2001

                                                         American Century                Calvert
                                                  --------------------------------------------------------
                                                  VP Capital Appreciation Fund     Social Balanced Fund
                                                  --------------------------------------------------------
                                                       2001         2000            2001          2000
                                                   ------------ -------------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) .................  $ 36,170,026  $ 1,732,088      $2,357,942   $1,990,619
   Net realized gain (loss) on investments ......   (36,993,685)  16,638,821         (65,047)     440,120
   Net unrealized appreciation (depreciation)
     of investments .............................   (35,153,199) (17,252,719)     (6,707,309)  (4,883,708)
                                                   ------------ ------------     -----------  -----------
Net Increase (Decrease) in net assets resulting
   from operations ..............................   (35,976,858)   1,118,190      (4,414,414)  (2,452,969)
                                                   ------------ ------------     -----------  -----------
From Unit Transactions:
   Contributions ................................    13,727,822   14,506,141       9,053,825   10,377,249
   Withdrawals ..................................    (7,960,691) (11,069,296)     (4,589,839)  (5,569,867)
   Net Transfers ................................   (23,173,570)  71,583,128      (3,712,020)    (704,904)
                                                   ------------ ------------     -----------  -----------
Net Increase (Decrease) from unit transactions ..   (17,406,439)  75,019,973         751,966    4,102,478
                                                   ------------ ------------     -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS ...........   (53,383,297)  76,138,163      (3,662,448)   1,649,509
NET ASSETS:
Beginning of Year ...............................   135,178,878   59,040,715      55,707,211   54,057,702
                                                   ------------ ------------     -----------  -----------
End of Year .....................................  $ 81,795,581 $135,178,878     $52,044,763  $55,707,211
                                                   ============ ============     ===========  ===========

                                                                                Fidelity
                                           ---------------------------------------------------------------------------------
                                                       VIP                      VIP II                      VIP II
                                                  Equity-Income                 Contra                   Asset Manager
                                                      Fund                       Fund                        Fund
                                           --------------------------  -------------------------  --------------------------
                                                2001         2000         2001          2000          2001         2000
                                            ------------ ------------  -----------  ------------   ----------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..........  $ 7,254,104   $ 8,779,277  $ 6,425,216  $ 31,983,927   $ 2,167,228  $ 4,329,083
   Net realized gain (loss)
      on investments .....................      105,131     2,691,502     (902,001)    6,420,523      (302,504)      40,002
   Net unrealized appreciation
     (depreciation) of investments .......  (15,869,540)   (3,489,681) (39,194,765)  (59,063,057)   (4,281,541)  (6,804,720)
                                           ------------  ------------ ------------  ------------   -----------  -----------
Net Increase (Decrease) in net
   assets resulting from operations ......   (8,510,305)    7,981,098  (33,671,550)  (20,658,607)   (2,416,817)  (2,435,635)
                                           ------------  ------------ ------------  ------------   -----------  -----------
From Unit Transactions:
   Contributions .........................   22,148,300    19,622,271   34,592,776    41,441,037    10,577,859   11,204,407
   Withdrawals ...........................  (11,514,269)  (15,069,900) (19,830,557)  (29,368,964)   (3,898,599)  (5,623,310)

   Net Transfers .........................    7,491,718   (18,362,585) (15,952,900)   (2,378,184)   (1,669,772)  (1,301,451)
                                           ------------  ------------ ------------  ------------   -----------  -----------
Net Increase (Decrease) from unit
   transactions ..........................   18,125,749   (13,810,214)  (1,190,681)    9,693,889     5,009,488    4,279,646
                                           ------------  ------------ ------------  ------------   -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS ....    9,615,444    (5,829,116) (34,862,231)  (10,964,718)    2,592,671    1,844,011
NET ASSETS:
Beginning of Year ........................  129,891,583   135,720,699  259,892,897   270,857,615    47,963,624   46,119,613
                                           ------------  ------------ ------------  ------------   -----------  -----------
End of Year .............................. $139,507,027  $129,891,583 $225,030,666  $259,892,897   $50,556,295  $47,963,624
                                           ============  ============ ============  ============   ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                              FINANCIAL HIGHLIGHTS
                             YEAR ENDED DECEMBER 31,

      Pursuant to the provisions of a recent AICPA Audit and Accounting Guide for Investment Companies ("Guide"), disclosure of per unit data and other supplemental data is presented in the form of a financial highlights section accompanying the financial statements. The Guide requires the data be presented for fiscal years beginning after December 15, 2000. Consequently, the financial highlights section which follows limits the required disclosures to the year 2001. Data shown for any of the preceding four years (1997-2000) were previously disclosed in the "Notes to Financial Statements -- Financial Highlights" following the financial statements.

                                       Investment Company Money Market Fund             Investment Company All America Fund
SELECTED PER UNIT AND             ---------------------------------------------  ----------------------------------------------
SUPPLEMENTARY DATA:                 2001      2000       1999     1998    1997     2001       2000      1999     1998     1997
---------------------               ----      ----       ----     ----    ----     ----       ----      ----     ----     ----
Unit value, beginning of year ..  $  2.22    $ 2.11    $ 2.03    $ 1.95   $1.87  $   9.46    $10.05    $ 8.09   $ 6.76   $ 5.39
                                  =======    ======    ======    ======   =====  ========    ======    ======   ======   ======
Unit value, end of year ........  $  2.28    $ 2.22    $ 2.11    $ 2.03   $1.95  $   7.74    $ 9.46    $10.05   $ 8.09   $ 6.76
                                  =======    ======    ======    ======   =====  ========    ======    ======   ======   ======
Units outstanding (000's),
  beginning of year (1) ........   25,658                                          47,895
Units Issued (000's) (1) .......   71,518                                          21,460
Units Redeemed (000's) (1) .....  (69,966)                                        (24,600)
                                  -------                                        --------
Units Outstanding (000's),
  end of year ..................   27,210    25,658    20,766    19,121  16,831    44,755    47,895    48,014   49,275   51,312
                                  =======    ======    ======    ======   =====  ========    ======    ======   ======   ======
Net Assets (000's) (1) .........  $62,172                                        $346,502
                                  =======                                        ========
Expense Ratio (A) (1) ..........    0.90%                                           0.90%
                                  =======                                        ========
Investment Income Ratio (B) (1)      5.3%                                            0.4%
                                  =======                                        ========
Total Return (C) (1) ...........     3.0%                                          -18.1%
                                  =======                                        ========




                                                                                        Investment Company
                                          Investment Company Equity Index Fund       Mid-Cap Equity Index Fund
SELECTED PER UNIT AND                  -------------------------------------------   --------------------------
SUPPLEMENTARY DATA:                       2001      2000     1999     1998   1997       2001     2000     1999*
---------------------                     ----      ----     ----     ----   ----       ----     ----     -----
Unit value, beginning of period/year    $  3.07    $ 3.41  $  2.86  $ 2.26  $ 1.72     $ 1.28   $ 1.11    $1.00
                                       ========   =======  =======  ======  ======   ========   ======    =====
Unit value, end of period/year .....    $  2.67    $ 3.07  $  3.41  $ 2.86  $ 2.26     $ 1.25   $ 1.28    $1.11
                                       ========   =======  =======  ======  ======   ========   ======    =====
Units outstanding (000's), beginning
  of year (1) ......................    109,982                                        37,752
Units Issued (000's) (1) ...........    107,487                                       125,401
Units Redeemed (000's) (1) .........   (107,889)                                     (113,811)
                                       --------                                      --------
Units Outstanding (000's),
  end of year ......................    109,580   109,982  112,735  94,019  68,462     49,342   37,752    3,431
                                       ========   =======  =======  ======  ======   ========   ======    =====
Net Assets (000's) (1) .............   $293,035                                      $ 61,894
                                       ========                                      ========
Expense Ratio (A) (1) ..............      0.90%                                         0.90%
                                       ========                                      ========
Investment Income Ratio (B) (1) ....       3.3%                                          2.8%
                                       ========                                      ========
Total Return (C) (1) ...............     -13.0%                                         -2.0%
                                       ========                                      ========

----------
* Commenced operation May 3, 1999.
(1) Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)
                             YEAR ENDED DECEMBER 31,


                                        Investment Company Bond Fund            Investment Company Short-Term Bond Fund
SELECTED PER UNIT AND            -----------------------------------------    -------------------------------------------
SUPPLEMENTARY DATA:                2001      2000    1999    1998    1997      2001      2000    1999       1998    1997
---------------------              ----      ----    ----    ----    ----      ----      ----    ----       ----    ----
Unit value, beginning of year .. $  3.31    $ 3.07  $ 3.17  $ 3.00  $ 2.75   $  1.37    $1.28    $1.24     $1.19    $1.14
                                 =======    ======  ======  ======  ======   =======    =====    =====     =====    =====
Unit value, end of year ........ $  3.57    $ 3.31  $ 3.07  $ 3.17  $ 3.00   $  1.46    $1.37    $1.28     $1.24    $1.19
                                 =======    ======  ======  ======  ======   =======    =====    =====     =====    =====
Units outstanding (000's),
  beginning of year (1) ........  13,899                                       4,649
Units Issued (000's) (1) .......  15,756                                       6,928
Units Redeemed (000's) (1) .....  (8,723)                                     (3,752)
                                 -------                                     -------
Units Outstanding (000's),
  end of year ..................  20,932    13,899  14,287  17,746  12,671     7,825    4,649    3,604     3,164    2,355
                                 =======    ======  ======  ======  ======   =======    =====    =====     =====    =====
Net Assets (000's) (1) ......... $74,711                                     $11,394
                                 =======                                     =======
Expense Ratio (A) (1) ..........   0.90%                                       0.90%
                                 =======                                     =======
Investment Income Ratio (B) (1)    10.5%                                        6.4%
                                 =======                                     =======
Total Return (C) (1) ...........    7.8%                                        6.5%
                                 =======                                     =======

                                      Investment Company Mid-Term Bond Fund           Investment Company Composite Fund
SELECTED PER UNIT AND                 -------------------------------------           ---------------------------------
SUPPLEMENTARY DATA:                 2001      2000   1999     1998     1997         2001      2000    1999    1998    1997
---------------------               ----      ----   ----     ----     ----         ----      ----    ----    ----    ----
Unit value, beginning of year ..  $  1.38    $1.32  $1.32    $1.26    $1.19      $   5.52    $ 5.61  $ 4.93  $ 4.36  $ 3.75
                                  =======    =====  =====    =====    =====      ========    ======  ======  ======  ======
Unit value, end of year ........  $  1.51    $1.38  $1.32    $1.32    $1.26      $   4.87    $ 5.52  $ 5.61  $ 4.93  $ 4.36
                                  =======    =====  =====    =====    =====      ========    ======  ======  ======  ======
Units outstanding (000's),
  beginning of year (1) ........    5,922                                          54,447
Units Issued (000's) (1) .......   26,104                                           5,576
Units Redeemed (000's) (1) .....  (10,991)                                         (9,416)
                                  -------                                        --------
Units Outstanding (000's),
  end of year ..................   21,035    5,922  6,037    7,325    4,478        50,607    54,447  56,404  59,833  61,359
                                  =======    =====  =====    =====    =====      ========    ======  ======  ======  ======
Net Assets (000's) (1) .........  $31,667                                        $246,469
                                  =======                                        ========
Expense Ratio (A) (1) ..........    0.90%                                           0.90%
                                  =======                                        ========
Investment Income Ratio (B) (1)      5.7%                                            3.7%
                                  =======                                        ========
Total Return (C) (1) ...........     9.5%                                          -11.8%
                                  =======                                        ========

----------
(1) Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)
                             YEAR ENDED DECEMBER 31,

                                       Investment Company Aggressive Equity Fund                 Scudder Bond Fund
SELECTED PER UNIT AND               ----------------------------------------------   -----------------------------------------
SUPPLEMENTARY DATA:                   2001        2000     1999     1998     1997      2001      2000    1999    1998    1997
---------------------               --------   --------  -------  -------  -------   -------    ------  ------  ------  ------
Unit value, beginning of year ..... $   2.79   $   2.85  $  2.02  $  2.15  $  1.80   $ 13.94    $12.73  $13.02  $12.37  $11.48
                                    ========   ========  =======  =======  =======   =======    ======  ======  ======  ======
Unit value, end of year ........... $   2.47   $   2.79  $  2.85  $  2.02  $  2.15   $ 14.60    $13.94  $12.73  $13.02  $12.37
                                    ========   ========  =======  =======  =======   =======    ======  ======  ======  ======
Units outstanding (000's),
  beginning of year (1) ...........   75,043                                           1,630
Units Issued (000's) (1) ..........   44,630                                           2,625
Units Redeemed (000's) (1) ........  (43,662)                                         (1,755)
                                    --------                                         -------
Units Outstanding (000's),
  end of year .....................   76,011     75,043   62,123   63,176   71,468     2,500     1,630   1,558   1,757   1,484
                                    ========   ========  =======  =======  =======   =======    ======  ======  ======  ======
Net Assets (000's) (1) ............ $187,929                                         $36,515
                                    ========                                         =======
Expense Ratio (A) (1) .............     0.90%                                           0.90%
                                    ========                                         =======
Investment Income Ratio (B) (1) ...      0.5%                                            4.2%
                                    ========                                         =======
Total Return (C) (1) ..............    -11.4%                                            4.8%
                                    ========                                         =======

                                               Scudder Capital Growth Fund                   Scudder International Fund
SELECTED PER UNIT AND               ----------------------------------------------   -----------------------------------------
SUPPLEMENTARY DATA:                   2001        2000     1999     1998     1997      2001      2000    1999    1998    1997
---------------------               --------   --------  -------  -------  -------   -------    ------  ------  ------  ------
Unit value, beginning of year ..... $  42.97   $  48.17  $ 36.07  $ 29.64  $ 22.11   $ 20.02    $25.83  $16.93  $14.46  $13.43
                                    ========   ========  =======  =======  =======   =======    ======  ======  ======  ======
Unit value, end of year ........... $  34.34   $  42.97  $ 48.17  $ 36.07  $ 29.64   $ 13.72    $20.02  $25.83  $16.93  $14.46
                                    ========   ========  =======  =======  =======   =======    ======  ======  ======  ======
Units outstanding (000's),
  beginning of year (1) ...........   11,501                                           8,335
Units Issued (000's) (1) ..........    3,964                                         179,759
nits Redeemed (000's) (1) .........   (4,569)                                       (180,475)
                                    --------                                         -------
Units Outstanding (000's),
  end of year .....................   10,896     11,501   11,582   11,462   11,094     7,619     8,335   8,486   8,004   8,205
                                    ========   ========  =======  =======  =======   =======    ======  ======  ======  ======
Net Assets (000's) (1) ............ $374,176                                        $104,518
                                    ========                                        ========
Expense Ratio (A) (1) .............     0.90%                                           0.90%
                                    ========                                        ========
Investment Income Ratio (B) (1) ...     13.1%                                           20.2%
                                    ========                                        ========
Total Return (C) (1) ..............    -20.1%                                          -31.5%
                                    ========                                        ========

----------
(1) Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)
                             YEAR ENDED DECEMBER 31,

                                                American Century
                                    ------------------------------------------
                                            VP Capital Appreciation Fund                    Calvert Social Balanced Fund
SELECTED PER UNIT AND               ------------------------------------------      ---------------------------------------------
SUPPLEMENTARY DATA:                   2001      2000    1999     1998    1997         2001       2000     1999     1998    1997
---------------------               --------   ------  ------   ------  ------      --------   -------  -------  -------  -------
Unit value, beginning of year ..... $  18.82   $17.40  $10.69   $11.04  $11.53      $   3.23   $  3.37  $  3.04  $  2.65  $  2.23
                                    ========   ======  ======   ======  ======      ========   =======  =======  =======  =======
Unit value, end of year ........... $  13.44   $18.82  $17.40   $10.69  $11.04      $   2.98   $  3.23  $  3.37  $  3.04  $  2.65
                                    ========   ======  ======   ======  ======      ========   =======  =======  =======  =======
Units outstanding (000's),
  beginning of year (1) ...........    7,184                                          17,238
Units Issued (000's) (1) ..........    8,755                                           4,112
Units Redeemed (000's) (1) ........   (9,853)                                         (3,887)
                                     -------                                        --------
Units Outstanding (000's),
  end of year .....................    6,086    7,184   3,394    3,303   4,510        17,463    17,238   16,041   14,257   12,479
                                    ========   ======  ======   ======  ======      ========   =======  =======  =======  =======
Net Assets (000's) (1) ............ $ 81,796                                        $ 52,045
                                    ========                                        ========
Expense Ratio (A) (1) .............     0.70%                                           0.90%
                                    ========                                        ========
Investment Income Ratio (B) (1) ...     38.0%                                            5.6%
                                    ========                                        ========
Total Return (C) (1) ..............    -28.6%                                           -7.8%
                                    ========                                        ========

                                                                            Fidelity
                                    ---------------------------------------------------------------------------------------------
                                            VIP Equity-Income Fund                                VIP II Contra Fund
SELECTED PER UNIT AND               ------------------------------------------      ---------------------------------------------
SUPPLEMENTARY DATA:                   2001      2000    1999     1998    1997         2001       2000     1999     1998    1997
---------------------               --------   ------  ------   ------  ------      --------   -------  -------  -------  -------
Unit value, beginning of year ..... $  34.61   $32.21  $30.65   $27.77  $21.93      $  29.73   $ 32.13  $ 26.16  $ 20.36  $ 16.59
                                    ========   ======  ======   ======  ======      ========   =======  =======  =======  =======
Unit value, end of year ........... $  32.63   $34.61  $32.21   $30.65  $27.77      $  25.88   $ 29.73  $ 32.13  $ 26.16  $ 20.36
                                    ========   ======  ======   ======  ======      ========   =======  =======  =======  =======
Units outstanding (000's),
  beginning of year (1) ...........    3,753                                           8,742
Units Issued (000's) (1) ..........    1,997                                           1,796
Units Redeemed (000's) (1) ........   (1,475)                                         (1,843)
                                    --------                                        --------
Units Outstanding (000's),
  end of year .....................    4,275    3,753   4,213    4,018   3,491         8,695     8,742    8,430    6,742    5,656
                                    ========   ======  ======   ======  ======      ========   =======  =======  =======  =======
Net Assets (000's) (1) ............ $139,507                                        $225,031
                                    ========                                        ========
Expense Ratio (A) (1) .............     0.80%                                           0.80%
                                    ========                                        ========
Investment Income Ratio (B) (1) ...     6.4%                                             3.7%
                                    ========                                        ========
Total Return (C) (1) ..............    -5.7%                                           -12.9%
                                    ========                                        ========

----------
(1) Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Concluded)
                             YEAR ENDED DECEMBER 31,

                                                     Fidelity
                                     ----------------------------------------
                                              VIP II Asset Manager Fund
SELECTED PER UNIT AND                ----------------------------------------
SUPPLEMENTARY DATA:                    2001     2000    1999    1998    1997
-------------------                  -------   ------  ------  ------  ------
Unit value, beginning of year .....  $ 25.14   $26.40  $24.04  $21.14  $17.72
                                     =======   ======  ======  ======  ======
Unit value, end of year ...........  $ 23.91   $25.14  $26.40  $24.04  $21.14
                                     =======   ======  ======  ======  ======
Units outstanding (000's),
  beginning of year (1) ...........    1,908

Units Issued (000's) (1) ..........      610
Units Redeemed (000's) (1) ........     (404)
                                     -------
Units Outstanding (000's),
  end of year .....................    2,114    1,908   1,747   1,488   1,150
                                     =======   ======  ======  ======  ======
Net Assets (000's) (1) ............  $50,556
                                     =======
Expense Ratio (A) (1) .............     0.80%
                                     =======
Investment Income Ratio (B) (1) ...      5.6%
                                     =======
Total Return (C) (1) ..............     -4.9%
                                     =======

----------
(1) Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract participant through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Separate Account No. 2 of Mutual of America Life Insurance Company ("the Company") was established in conformity with New York Insurance Law and commenced operations on June 4, 1984. On October 31, 1986, Separate Account No. 2 was reorganized into a unit investment trust consisting of four Funds: a Money Market Fund, All America Fund, Bond Fund and Composite Fund. These Funds invest in corresponding funds of Mutual of America Investment Corporation ("Investment Company").

      On January 3, 1989, the following funds became available to Separate Account No. 2 as investment alternatives: Scudder Bond, Scudder Capital Growth, Scudder International and VP Capital Appreciation. The Scudder Funds invest in corresponding portfolios of Scudder Variable Series I ("Scudder"). VP Capital Appreciation Fund invests in a corresponding fund of American Century Variable Portfolios Inc. ("American Century"). Effective May 13, 1991, Calvert Social Balanced Fund became available as an investment alternative. Calvert Social Balanced Fund invests in a corresponding portfolio of Calvert Variable Series, Inc. ("Calvert").

      On February 5, 1993 the Investment Company Equity Index, Short-Term Bond and Mid-Term Bond Funds became available to Separate Account No. 2 as investment alternatives. On May 2, 1994 the Aggressive Equity Fund of the Investment Company became available. These funds invest in corresponding funds of the Investment Company.

      On May 1, 1995 Fidelity Investments Equity-Income, Contrafund and Asset Manager portfolios became available to Separate Account No. 2. Fidelity
Equity-Income Portfolio invests in a corresponding portfolio of Fidelity Variable Insurance Products Fund ("Fidelity VIP") and Contrafund Portfolio and Asset Manager Portfolio invest in corresponding portfolios of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II") (collectively, "Fidelity").

      On May 3, 1999 the Mid-Cap Equity Index Fund of the Investment Company became the 17th investment alternative available to Separate Account No. 2.

      Separate Account No. 2 was formed by the Company to support the operations of the Company's group and individual variable accumulation annuity contracts ("Contracts"). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2's assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

      The  preparation of financial  statements  may require  management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with accounting principles generally accepted in the United States:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity ("Underlying Funds") and are valued at the reported net asset values of the respective funds or portfolios.

      Investment Income -- Dividend distributions made by the Underlying Funds, generally representing a distribution of their accumulated income and capital gains, are recognized as investment income on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 2 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate effect of the dividend paid to the Funds of Separate Account No. 2 has no impact on the respective unit values.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 2 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2. INVESTMENTS

      The number of shares owned by Separate Account No. 2 and their respective net asset values (rounded to the nearest cent) per share at December 31, 2001 are as follows:

                                                           Number of   Net Asset
                                                             Shares      Value
                                                           ---------   ---------
       Investment Company Funds:
          Money Market Fund .............................  50,845,799   $ 1.19
          All America Fund .............................. 168,567,868     2.09
          Equity Index Fund ............................. 146,503,575     2.02
          Mid-Cap Equity Index Fund .....................  53,562,455     1.16
          Bond Fund .....................................  57,583,227     1.30
          Short-Term Bond Fund ..........................  11,063,758     1.03
          Mid-Term Bond Fund ............................  34,466,374     0.91
          Composite Fund ................................ 180,294,861     1.37
          Aggressive Equity Fund ........................ 127,243,531     1.56
       Scudder Portfolios:
          Bond Portfolio ................................   5,291,585     6.89
          Capital Growth Portfolio--Class "A" ...........  22,869,189    16.36
          International Portfolio--Class "A" ............  12,994,649     8.05
       American Century VP Capital Appreciation Fund ....  10,963,624     7.50
       Calvert Social Balanced Portfolio ................  29,586,810     1.76
       Fidelity Portfolios:
          Equity-Income--"Initial" Class ................   6,131,853    22.75
          Contrafund--"Initial" Class ...................  11,177,745    20.13
          Asset Manager--"Initial" Class ................   3,484,158    14.51

3. EXPENSES

      Administrative Charges -- In connection with its administrative functions, the Company deducts daily, at an annual rate of .40%, an amount from the value of the net assets of all funds, except the American Century VP Capital Appreciation Fund for which the annual rate is .20%, and, each Fidelity fund, for which the annual rate is .30%.

      In addition, a deduction of up to $2.00 may be made at the end of each month from a participant's account, except that such charge shall not exceed 1/12 of 1% of the balance in such account in any month.

      Distribution Expense Charge -- As principal underwriter, the Company performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. For providing these services, the Company deducts daily, at an annual rate of .35%, an amount from the value of the net assets of each fund to cover such expenses.

      Expense Risk Charge -- For assuming expense risks under the contracts, the Company deducts daily, at an annual rate of .15%, an amount from the value of the net assets of each fund. A mortality risk fee of .35% was eliminated as of May 1, 2000.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Mutual of America Life Insurance Company of New York:

      We have audited the accompanying statement of assets and liabilities of Mutual of America Separate Account No. 2 as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mutual of America Separate Account No. 2 as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States.

/s/ Arthur Andersen LLP

New York, New York
February 20, 2002

MUTUAL OF AMERICA
LIFE INSURANCE COMPANY

320 Park Avenue
New York, NY 10022-6839
212-224-1600

www.mutualofamerica.com